Loans and advances to customers - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Impairment losses on financial assets	$ 19,220	$ 18,810	$ 18,820
Financial assets at end of period	1,407,320	1,361,558
Financial assets at amortized cost category
Financial assets
Beginning balance as of January 1 (restated)		751,448
Impairment losses on financial assets	19,220	18,806
Financial assets at fair value through other comprehensive income category
Financial assets
Beginning balance as of January 1 (restated)		92,611
Impairment losses on financial assets		4
Loans and receivables
Financial assets
Financial assets, as originally presented			679,300
Impairment losses on financial assets			18,820
Loans and advances - Customers
Financial assets
Financial assets at end of period	728,335	676,636
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Write-off of impaired loans applied against the allowance for impairment losses	(21,154)
Financial assets at end of period	699,671	666,772
Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets at end of period	2,875	771
Impairment losses
Financial assets
Financial assets, as originally presented			(17,961)
Financial assets, Adjustments on initial adoption of IFRS 9			(3,256)
Beginning balance as of January 1 (restated)		(21,217)
Impairment losses | Financial assets at amortized cost category
Financial assets
Financial assets, Adjustments on initial adoption of IFRS 9			(3,270)
Impairment losses | Loans and advances - Customers
Financial assets
Financial assets, as originally presented		(21,516)	(16,929)	$ (17,883)
Financial assets, Adjustments on initial adoption of IFRS 9			(3,270)
Beginning balance as of January 1 (restated)	(21,516)	(20,199)	(17,883)
Write-off of impaired loans applied against the allowance for impairment losses	21,154	19,678	21,733
Others	70	(46)	(8)
Financial assets at end of period	(21,970)	(21,516)	(16,929)
Impairment losses | Loans and advances - Customers | SPAIN
Financial assets
Financial assets at end of period	(21,970)	(21,516)	(16,929)
Impairment losses | Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Impairment losses on financial assets	(21,673)	(20,947)	(20,771)
Financial assets at end of period	(21,965)
Recoveries of loans previously charged-off and recovery expenses	2,083	2,141
Impairment losses | Loans and advances - Customers | Financial assets at fair value through other comprehensive income category
Financial assets
Impairment losses on financial assets	(5)	$ (2)
Financial assets at end of period	$ (5)
Impairment losses | Loans and advances - Customers | Loans and receivables
Financial assets
Recoveries of loans previously charged-off and recovery expenses			$ 1,951